Securities (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Held to maturity securities
Amortized Cost	$ 30,981
Unrealized Gains	1
Unrealized Losses	(80)
Fair Value	30,902
Residential mortgage-backed securities
Held to maturity securities
Amortized Cost	29,582
Unrealized Losses	(70)
Fair Value	29,512
States and political subdivisions
Held to maturity securities
Amortized Cost	1,399
Unrealized Gains	1
Unrealized Losses	(10)
Fair Value	$ 1,390